Derivative Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivative Financial Instruments Disclosure [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
7.	DERIVATIVE FINANCIAL INSTRUMENTS:

Objectives and Strategy:     The Company’s major market risk exposure is in the pricing applicable to its natural gas and oil production. Realized pricing is currently driven primarily by the prevailing price for the Company’s Wyoming natural gas production. Historically, prices received for natural gas production have been volatile and unpredictable. Pricing volatility is expected to continue. As a result of its hedging activities, the Company may realize prices that are less than or greater than the spot prices that it would have received otherwise.

The Company relies on various types of derivative instruments to manage its exposure to commodity price risk and to provide a level of certainty in the Company’s forward cash flows supporting the Company’s capital investment program.

The Company’s hedging policy limits the amounts of resources hedged to not more than 50% of its forecast production without Board approval.

Fair Value of Commodity Derivatives:     FASB ASC 815 requires that all derivatives be recognized on the balance sheet as either an asset or liability and be measured at fair value. Changes in the derivative’s fair value are recognized currently in earnings unless specific hedge accounting criteria are met. The Company does not apply hedge accounting to any of its derivative instruments.

Derivative contracts that do not qualify for hedge accounting treatment are recorded as derivative assets and liabilities at fair value on the Consolidated Balance Sheets and the associated unrealized gains and losses are recorded as current expense or income in the Consolidated Statements of Operations. Unrealized gains or losses on commodity derivatives represent the non-cash change in the fair value of these derivative instruments and do not impact operating cash flows on the Consolidated Statements of Cash Flows.

Commodity Derivative Contracts:     At December 31, 2016, the Company had no open commodity derivative contracts to manage price risk on a portion of its production.

The following table summarizes the pre-tax realized and unrealized gains and losses the Company recognized related to its natural gas derivative instruments in the Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014:

	For the Year Ended December 31,
Commodity Derivatives:	2016	2015	2014
Realized gain (loss) on commodity derivatives-natural gas(1)	$—	$146,801	$(48,170)
Realized gain on commodity derivatives-crude oil(1)	—	—	506
Unrealized (loss) gain on commodity derivatives(1)	—	(104,190)	130,066
Total gain on commodity derivatives	$—	$42,611	$82,402

(1)	Included in gain on commodity derivatives in the Consolidated Statements of Operations.